CASH DIVIDEND (Details) $ / shares in Units, ¥ in Millions, $ in Millions	Nov. 29, 2023 CNY (¥) $ / shares	Mar. 03, 2022 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Cash Dividend
Dividends payable	¥ 2,085	¥ 416	¥ 2,085	$ 294
Ordinary Shares
Cash Dividend
Cash dividends declared (in $ per share)	¥ 0.093	¥ 0.021
ADR [Member]
Cash Dividend
Cash dividends declared (in $ per share)	¥ 0.93